Organization and Principal Activities - Schedule of Company’s Subsidiaries (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
NewGenivf Limited [Member]
Schedule of Company's subsidiaries [Line Items]
Background	● A Cayman Islands company ● Incorporated on 16 January, 2019	● A Cayman Islands company ● Incorporated on 16 January, 2019
Ownership %	100.00%	100.00%
Principal activity	Investment holding	Investment holding
FFPGS (HK) Limited [Member]
Schedule of Company's subsidiaries [Line Items]
Background	● A Hong Kong company ● Incorporated on December 19, 2019	● A Hong Kong company ● Incorporated on December 19, 2019
Ownership %	100.00%	100.00%
Principal activity	Marketing and administrative services	Marketing and administrative services
Well Image Limited [Member]
Schedule of Company's subsidiaries [Line Items]
Background	● A Hong Kong company ● Incorporated on July 11, 2008	● A Hong Kong company ● Incorporated on July 11, 2008
Ownership %	100.00%	100.00%
Principal activity	Investment holding	Investment holding
Med Holdings Limited (“Med Holdings”) (Note) [Member]
Schedule of Company's subsidiaries [Line Items]
Background	● A Thailand company ● Incorporated on January 21, 2015	● A Thailand company ● Incorporated on January 21, 2015
Ownership %	49.00% [1]	49.00% [2]
Principal activity	Investment holding	Investment holding
First Fertility PGS Center Limited (“FFC”) (Note) [Member]
Schedule of Company's subsidiaries [Line Items]
Background	● A Thailand company ● Incorporated on March 6, 2014	● A Thailand company ● Incorporated on March 6, 2014
Ownership %	74.00%	74.00%
Principal activity	Provision of IVF treatment	Provision of IVF treatment
First Fertility Phnom Penh Limited (“FFPP”) [Member]
Schedule of Company's subsidiaries [Line Items]
Background	● A Cambodia company ● Incorporated on August 10, 2015	● A Cambodia company ● Incorporated on August 10, 2015
Ownership %	100.00%	100.00%
Principal activity	Provision of IVF treatment	Provision of IVF treatment
Bi Clinic Ltd (“FFBi”) [Member]
Schedule of Company's subsidiaries [Line Items]
Background	● A Kyrgyzstan company ● Incorporated on December 16, 2021 ● Acquired on December 17, 2024	● A Kyrgyzstan company ● Incorporated on December 16, 2021 ● Acquired on December 17, 2024
Ownership %	100.00%	100.00%
Principal activity	Provision of IVF treatment, surrogacy and ancillary caring services	Provision of IVF treatment, surrogacy and ancillary caring services
Shenzhen Qianhai Fengtai Renhui Health Technology Co., Ltd. (“SZ QianHai”) [Member]
Schedule of Company's subsidiaries [Line Items]
Background	● A Shenzhen China, PRC company ● Incorporated on October 24, 2024 ● Disposed of on July 29, 2025	● A Shenzhen China, PRC company ● Incorporated on October 24, 2024
Ownership %	100.00%	100.00%
Principal activity	Marketing and administrative services	Marketing and administrative services

[1]	Where less than 50% of the equity of an investee is held, the Company (through its subsidiaries) holds significantly more voting rights than any other vote holder or organized company of vote holders. An assessment has been made, taking into account all the factors relevant to the relationship with the investee, to ascertain control has been established and the investee should be consolidated as a subsidiary of the Company.
[2]	Where less than 50% of the equity of an investee is held, the Company (through its subsidiaries) holds significantly more voting rights than any other vote holder or organized company of vote holders. An assessment has been made, taking into account all the factors relevant to the relationship with the investee, to ascertain control has been established and the investee should be consolidated as a subsidiary of the Company.